Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (8,391)	$ (3,657)	$ (125,965)	$ (7,582)
Adjustments to reconcile net loss to net cash used in operating activities:
Impairment of goodwill and intangible assets			109,140
Loss (Gain) on change in fair value of derivative instruments	(1,020)	(3,540)	(3,178)
Depreciation and amortization	3,199	8,588	11,456	6,557
Amortization of debt discount	163	460	515	1,042
Stock-based compensation	72	193	179	879
Inventory reserve	(1,200)	557	946	418
Bad debt expense	(219)	411	415	767
Loss on settlement of debt		3,241	3,240	1,748
Loss on disposal of fixed assets	1,094
Loss on abandonment of right-of-use asset				1,437
Adjustment in value of contingency		2	2	9
Deferred tax expense (benefit)	263	(3,234)	(8,409)	(368)
Non-cash lease expense	2,516	2,425	3,249	1,639
Changes in operating assets and liabilities:
Accounts receivable	7,005	(1,772)	(3,533)	(5,159)
Deposits with vendors	(5,806)	(12,586)	(12,823)	(1,652)
Inventory	12,873	7,349
Merchandise inventory			9,681	(26,580)
Prepaid expenses and other current assets	(410)	(3,846)	(5,238)	(3,448)
Accounts payable and accrued liabilities	(4,893)	(12,143)	(1,208)	24,385
Due to related party		2,413
Customer deposits	(2,762)	(20,860)	(21,523)	(10,855)
Operating lease liabilities	(2,874)	(2,694)	(3,627)	(1,565)
Net cash (used in) provided operating activities	(390)	(38,693)	(46,681)	(18,328)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(140)	(1,318)	(1,420)	(1,899)
Cash paid to sellers in acquisition of Appliances Connection, net of cash acquired				(201,515)
Cash paid to sellers in acquisition of Appliance Gallery				(1,420)
Net cash used in investing activities	(140)	(1,318)	(1,420)	(204,834)
CASH FLOWS FROM FINANCING ACTIVITIES
Net proceeds from public equity offering				194,398
Proceeds from exercise of warrants				2,368
Cash received from notes payable		43,044	43,045	60,833
Repayment of notes payable	(4,682)	(4,580)	(5,927)	(10,528)
Repayments of convertible notes payable			(200)
Repayments of financing lease liabilities	(85)	(78)	(109)	(30)
Purchase of treasury stock at cost		(2,000)	(2,000)
Net cash (used in) provided by financing activities	(4,767)	36,386	34,809	247,041
NET CHANGE IN CASH, CASH EQUIVALENTS, AND RESTRICTED CASH	(5,297)	(3,625)	(13,292)	23,879
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, BEGINNING OF PERIOD	20,499	33,791	33,791	9,912
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, END OF PERIOD	15,202	30,166	20,499	33,791
End of the year
Cash and cash equivalents	9,811	28,433	19,549	25,724
Restricted cash	5,391	1,733	950	8,067
Cash, cash equivalents, and restricted cash, End of the period	15,202	30,166	20,499	33,791
Beginning of the year
Cash and cash equivalents	19,549	25,724	25,724	935
Restricted cash	950	8,067	8,067	8,977
Cash, cash equivalents, and restricted cash, Beginning of the period	20,499	33,791	33,791	9,912
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest	4,821	2,731	4,161	1,795
Cash paid for income taxes		3,905	5,073	2,483
NON-CASH INVESTING AND FINANCING ACTIVITIES
Operating lease right-of-use assets and liabilities assumed				14,520
Financed purchases of property and equipment	94	308	308
Common stock issued in connection with employment agreements	$ 121
Debt discount on notes payable		1,104
Settlement of notes payable and interest through the issuance of a new note		$ 55,851	55,851
Debt discount on notes payable from OID			1,104	2,310
Debt discount on notes payable from warrants				1,340
Stock issued in the acquisition of Appliances Connection				12,264
Due to seller (consideration) settled by vendor deposits				5,000
Net assets acquired in the acquisition of Appliances Connection				38,955
Net assets acquired in the acquisition of Appliance Gallery				$ 252